Guarantor and Non-Guarantor Supplemental Financial Information (Condensed Consolidating Statements of Cash Flows) (Detail) (USD $)	1 Months Ended	9 Months Ended		12 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Nov. 16, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net cash (used in) provided by operating activities	$ (25,243,000)	$ 91,656,000	$ 139,671,000	$ 79,425,000
Cash flows from investing activities:
Subscriber contract costs	(12,938,000)	(284,912,000)	(267,232,000)	(298,643,000)
Capital expenditures	(1,456,000)	(19,856,000)	(5,788,000)	(8,676,000)
Proceeds from the sale of capital assets			9,000	9,000
Proceeds from the sale of subsidiary			144,750,000	144,750,000
Investment in subsidiary
Acquisition of intangible assets		(6,421,000)
Net cash used in acquisition	(1,915,473,000)	(18,500,000)	(4,272,000)	(4,272,000)
Other assets	(19,587,000)	(92,000)	(8,180,000)	(9,645,000)
Investment in marketable securities		(60,000,000)
Proceeds from marketable securities		60,069,000
Investment in convertible note		(3,000,000)
Other assets		(92,000)	(8,189,000)
Net cash used in investing activities	(1,949,454,000)	(332,712,000)	(140,722,000)	(176,477,000)
Cash flows from financing activities:
Proceeds from note payable	1,305,000,000	102,000,000	203,500,000	457,250,000
Proceeds from issuance of notes		102,000,000
Proceeds from the issuance of common stock in connection with acquisition of the predecessor	708,453,000
Borrowings from revolving line of credit	28,000,000		22,500,000	22,500,000
Repayments of revolving line of credit			(50,500,000)	(50,500,000)
Proceeds from contract sales		2,261,000
Change in restricted cash		161,000		(161,000)
Repayments of capital lease obligations	(353,000)	(4,528,000)	(5,208,000)	(7,207,000)
Deferred financing costs	(58,354,000)	(2,782,000)	(5,429,000)	(10,896,000)
Payment of dividends		(50,000,000)	(60,000,000)	(60,000,000)
Net cash (used in) provided by financing activities	1,982,746,000	47,112,000	104,863,000	350,986,000
Effect of exchange rate changes on cash	41,000	(775,000)	(169,000)	(119,000)
Net (decrease) increase in cash	8,090,000	(194,719,000)	103,643,000	253,815,000
Effect of exchange rate changes on cash	41,000	(775,000)	(169,000)	(119,000)
Net increase (decrease) in cash	8,090,000	(194,719,000)	103,643,000	253,815,000
Cash:
Beginning of period		261,905,000	8,090,000	8,090,000
End of period	8,090,000	67,186,000	111,733,000	261,905,000
Predecessor [Member]
Cash flows from operating activities:
Net cash (used in) provided by operating activities					95,371,000	(36,842,000)
Cash flows from investing activities:
Subscriber contract costs					(263,731,000)	(203,577,000)
Capital expenditures					(5,894,000)	(6,521,000)
Proceeds from the sale of capital assets					274,000	185,000
Other assets					(743,000)	2,310,000
Net cash used in investing activities					(270,094,000)	(207,603,000)
Cash flows from financing activities:
Proceeds from note payable					116,163,000	187,500,000
Proceeds from issuance of preferred stock and warrants					4,562,000	45,068,000
Proceeds from issuance of preferred stock by Solar					5,000,000	5,000,000
Capital contributions-non-controlling interest					9,193,000	224,000
Borrowings from revolving line of credit					105,000,000	87,300,000
Intercompany receivable
Intercompany payable
Repayments of revolving line of credit					(42,241,000)	(75,209,000)
Change in restricted cash					(152,000)	(1,348,000)
Repayments of capital lease obligations					(4,060,000)	(2,357,000)
Excess tax benefit from share-based payment awards					2,651,000
Deferred financing costs					(6,684,000)	(2,000,000)
Payment of dividends					(80,000)
Net cash (used in) provided by financing activities					189,352,000	244,178,000
Effect of exchange rate changes on cash					(251,000)	247,000
Net (decrease) increase in cash					14,378,000	(20,000)
Effect of exchange rate changes on cash					(251,000)	247,000
Net increase (decrease) in cash					14,378,000	(20,000)
Cash:
Beginning of period					3,680,000	3,700,000
End of period					18,058,000	3,680,000
Eliminations [Member]
Cash flows from operating activities:
Net cash (used in) provided by operating activities	(3,696,000)	(50,000,000)	(60,000,000)	(60,000,000)
Cash flows from investing activities:
Subscriber contract costs
Capital expenditures
Investment in subsidiary	779,775,000	266,649,000	178,077,000	254,394,000
Acquisition of intangible assets
Net cash used in acquisition
Investment in marketable securities
Proceeds from marketable securities
Investment in convertible note
Other assets
Net cash used in investing activities	779,775,000	266,649,000	178,077,000	254,394,000
Cash flows from financing activities:
Proceeds from the issuance of common stock in connection with acquisition of the predecessor	(708,453,000)
Intercompany receivable		14,666,000	9,451,000	(7,096,000)
Intercompany payable	(67,626,000)	(281,315,000)	(187,528,000)	(247,298,000)
Payment of dividends		50,000,000	60,000,000	60,000,000
Net cash (used in) provided by financing activities	(776,079,000)	(216,649,000)	(118,077,000)	(194,394,000)
Eliminations [Member] | Predecessor [Member]
Cash flows from operating activities:
Net cash (used in) provided by operating activities					(48,344,000)	(3,802,000)
Cash flows from investing activities:
Investment in subsidiary					4,562,000	45,068,000
Net cash used in investing activities					4,562,000	45,068,000
Cash flows from financing activities:
Proceeds from note payable						(5,000,000)
Intercompany receivable					46,036,000
Intercompany payable					(2,254,000)	(36,266,000)
Net cash (used in) provided by financing activities					43,782,000	(41,266,000)
Parent [Member]
Cash flows from operating activities:
Net cash (used in) provided by operating activities				60,000,000
Cash flows from investing activities:
Investment in subsidiary	(708,453,000)
Net cash used in investing activities	(708,453,000)
Cash flows from financing activities:
Proceeds from the issuance of common stock in connection with acquisition of the predecessor	708,453,000
Payment of dividends				(60,000,000)
Net cash (used in) provided by financing activities	708,453,000			(60,000,000)
APX Group, Inc. [Member]
Cash flows from operating activities:
Net cash (used in) provided by operating activities	399,000	(1,725,000)	(115,000)	(201,000)
Cash flows from investing activities:
Proceeds from the sale of subsidiary			144,750,000	144,750,000
Investment in subsidiary	(67,626,000)	(266,649,000)	(178,077,000)	(254,394,000)
Acquisition of intangible assets
Net cash used in acquisition	(1,915,473,000)
Investment in marketable securities		(60,000,000)
Proceeds from marketable securities		60,069,000
Net cash used in investing activities	(1,983,099,000)	(266,580,000)	(33,327,000)	(109,644,000)
Cash flows from financing activities:
Proceeds from note payable	1,333,000,000		203,500,000	457,250,000
Proceeds from issuance of notes		102,000,000
Proceeds from the issuance of common stock in connection with acquisition of the predecessor	708,453,000
Borrowings from revolving line of credit			22,500,000	22,500,000
Repayments of revolving line of credit			(50,500,000)	(50,500,000)
Deferred financing costs	(58,354,000)	(2,782,000)	(5,429,000)	(10,896,000)
Payment of dividends		(50,000,000)	(60,000,000)	(60,000,000)
Net cash (used in) provided by financing activities	1,983,099,000	49,218,000	110,071,000	358,354,000
Net (decrease) increase in cash	399,000	(219,087,000)	76,629,000	248,509,000
Net increase (decrease) in cash	399,000	(219,087,000)	76,629,000	248,509,000
Cash:
Beginning of period		248,908,000	399,000	399,000
End of period	399,000	29,821,000	77,028,000	248,908,000
APX Group, Inc. [Member] | Predecessor [Member]
Cash flows from investing activities:
Investment in subsidiary					(4,562,000)	(45,068,000)
Net cash used in investing activities					(4,562,000)	(45,068,000)
Cash flows from financing activities:
Proceeds from issuance of preferred stock and warrants					4,562,000	45,068,000
Net cash (used in) provided by financing activities					4,562,000	45,068,000
Guarantor Subsidiaries [Member]
Cash flows from operating activities:
Net cash (used in) provided by operating activities	(22,272,000)	56,833,000	105,177,000	43,219,000
Cash flows from investing activities:
Subscriber contract costs	(11,683,000)	(258,407,000)	(240,678,000)	(270,707,000)
Capital expenditures	(1,333,000)	(19,668,000)	(5,764,000)	(8,620,000)
Proceeds from the sale of capital assets			9,000	9,000
Investment in subsidiary	(3,696,000)
Acquisition of intangible assets		(6,421,000)
Net cash used in acquisition		(18,500,000)	(4,272,000)	(4,272,000)
Other assets	(19,587,000)			(9,648,000)
Investment in convertible note		(3,000,000)
Other assets		(99,000)	(8,192,000)
Net cash used in investing activities	(36,299,000)	(306,095,000)	(258,897,000)	(293,238,000)
Cash flows from financing activities:
Intercompany receivable		(14,666,000)	(9,451,000)	7,096,000
Intercompany payable	63,112,000	266,649,000	178,077,000	254,394,000
Proceeds from contract sales		2,261,000
Change in restricted cash		161,000		(161,000)
Repayments of capital lease obligations	(353,000)	(4,526,000)	(5,208,000)	(7,207,000)
Net cash (used in) provided by financing activities	62,759,000	249,879,000	163,418,000	254,122,000
Net (decrease) increase in cash	4,188,000	617,000	9,698,000	4,103,000
Net increase (decrease) in cash	4,188,000	617,000	9,698,000	4,103,000
Cash:
Beginning of period		8,291,000	4,188,000	4,188,000
End of period	4,188,000	8,908,000	13,886,000	8,291,000
Guarantor Subsidiaries [Member] | Predecessor [Member]
Cash flows from operating activities:
Net cash (used in) provided by operating activities					100,385,000	(47,002,000)
Cash flows from investing activities:
Subscriber contract costs					(205,705,000)	(178,824,000)
Capital expenditures					(5,231,000)	(6,516,000)
Proceeds from the sale of capital assets					274,000	185,000
Other assets					(725,000)	2,315,000
Net cash used in investing activities					(211,387,000)	(182,840,000)
Cash flows from financing activities:
Proceeds from note payable					116,163,000	187,500,000
Borrowings from revolving line of credit					101,000,000	87,300,000
Intercompany receivable					(46,036,000)
Intercompany payable						36,266,000
Repayments of revolving line of credit					(42,241,000)	(75,209,000)
Repayments of capital lease obligations					(4,060,000)	(2,357,000)
Excess tax benefit from share-based payment awards					2,651,000
Deferred financing costs					(5,720,000)	(2,000,000)
Net cash (used in) provided by financing activities					121,757,000	231,500,000
Net (decrease) increase in cash					10,755,000	1,658,000
Net increase (decrease) in cash					10,755,000	1,658,000
Cash:
Beginning of period					5,358,000	3,700,000
End of period					13,572,000	5,358,000
Non-Guarantor Subsidiaries [Member]
Cash flows from operating activities:
Net cash (used in) provided by operating activities	326,000	36,548,000	34,609,000	36,407,000
Cash flows from investing activities:
Subscriber contract costs	(1,255,000)	(26,505,000)	(26,554,000)	(27,936,000)
Capital expenditures	(123,000)	(188,000)	(24,000)	(56,000)
Investment in subsidiary
Acquisition of intangible assets
Net cash used in acquisition
Other assets				3,000
Investment in marketable securities
Proceeds from marketable securities
Investment in convertible note
Other assets		7,000	3,000
Net cash used in investing activities	(1,378,000)	(26,686,000)	(26,575,000)	(27,989,000)
Cash flows from financing activities:
Intercompany payable	4,514,000	14,666,000	9,451,000	(7,096,000)
Repayments of capital lease obligations		(2,000)
Net cash (used in) provided by financing activities	4,514,000	14,664,000	9,451,000	(7,096,000)
Effect of exchange rate changes on cash	41,000	(775,000)	(169,000)	(119,000)
Net (decrease) increase in cash	3,503,000	23,751,000	17,316,000	1,203,000
Effect of exchange rate changes on cash	41,000	(775,000)	(169,000)	(119,000)
Net increase (decrease) in cash	3,503,000	23,751,000	17,316,000	1,203,000
Cash:
Beginning of period		4,706,000	3,503,000	3,503,000
End of period	3,503,000	28,457,000	20,819,000	4,706,000
Non-Guarantor Subsidiaries [Member] | Predecessor [Member]
Cash flows from operating activities:
Net cash (used in) provided by operating activities					43,330,000	13,962,000
Cash flows from investing activities:
Subscriber contract costs					(58,026,000)	(24,753,000)
Capital expenditures					(663,000)	(5,000)
Other assets					(18,000)	(5,000)
Net cash used in investing activities					(58,707,000)	(24,763,000)
Cash flows from financing activities:
Proceeds from note payable						5,000,000
Proceeds from issuance of preferred stock by Solar					5,000,000	5,000,000
Capital contributions-non-controlling interest					9,193,000	224,000
Borrowings from revolving line of credit					4,000,000
Intercompany payable					2,254,000
Change in restricted cash					(152,000)	(1,348,000)
Deferred financing costs					(964,000)
Payment of dividends					(80,000)
Net cash (used in) provided by financing activities					19,251,000	8,876,000
Effect of exchange rate changes on cash					(251,000)	247,000
Net (decrease) increase in cash					3,623,000	(1,678,000)
Effect of exchange rate changes on cash					(251,000)	247,000
Net increase (decrease) in cash					3,623,000	(1,678,000)
Cash:
Beginning of period					(1,678,000)
End of period					4,486,000	(1,678,000)
Parent [Member]
Cash flows from operating activities:
Net cash (used in) provided by operating activities		50,000,000	60,000,000
Cash flows from financing activities:
Payment of dividends		(50,000,000)	(60,000,000)
Net cash (used in) provided by financing activities		$ (50,000,000)	$ (60,000,000)